     As filed with the Securities and Exchange Commission on August 4, 1999

                                                    1933 Act File No. 33-91058
                                                    1940 Act File No. 811-9018

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
             Pre-Effective Amendment No.                         [   ]
                                         ---
             Post-Effective Amendment No.  9                     [ X ]
                                         ---
                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                [ X ]

             Amendment No.                10
                                         ---
                       (Check appropriate box or boxes.)

                       AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                            Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                          WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                            Fort Worth, Texas 76155
                    (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, NW
                              Washington, DC 20036

          Approximate Date of Proposed Public Offering October 4, 1999
                                                       ---------------

It is proposed that this filing will become effective (check appropriate box)

     [   ] immediately upon filing pursuant to paragraph (b)

     [   ] on (date) pursuant to paragraph (b)

     [ X ] 60 days after filing pursuant to paragraph (a)(1)

     [   ] on (date) pursuant to paragraph (a)(1)

     [   ] 75 days after filing pursuant to paragraph (a)(2)

     [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Mileage Funds, the feeder trust.

                       AMERICAN AADVANTAGE MILEAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

                  Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

                  Part C

                  Signature Pages

                  Exhibits


The purpose of this filing is to add a Platinum class to the Trust's American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund. This filing does not make any change to or affect the Trust's other series or classes not included in this post-effective amendment.

                               ------------------
                               PLATINUM CLASS(SM)
                               ------------------

                                     [LOGO]

                                   PROSPECTUS
                                OCTOBER 1, 1999



                        [AMERICAN AADVANTAGE FUNDS LOGO]

                         o MONEY MARKET FUND

                         o MUNICIPAL MONEY MARKET FUND

                         o U.S. GOVERNMENT MONEY MARKET FUND



                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                         o MONEY MARKET MILEAGE FUND

                         o MUNICIPAL MONEY MARKET MILEAGE FUND

                         o U.S. GOVERNMENT MONEY MARKET MILEAGE FUND

                    MANAGED BY AMR INVESTMENT SERVICES, INC.



                                  [EAGLE LOGO]




The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.

     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
         Money Market Fund......................................    3
         Municipal Money Market Fund............................    7
         U.S. Government Money Market Fund......................   11
         Money Market Mileage Fund..............................   14
         Municipal Money Market Mileage Fund....................   18
         U.S. Government Money Market Mileage Fund..............   22
    The Manager.................................................   27
    Valuation of Shares.........................................   27
    About Your Investment
    Purchase and Redemption of Shares...........................   28
    Distributions and Taxes.....................................   34
    AAdvantage(R) Miles.........................................   34
    Additional Information
    Distribution of Trust Shares................................   36
    Master-Feeder Structure.....................................   36
    Year 2000...................................................   37
    Financial Highlights........................................   37

ABOUT THE FUNDS
--------------------------------------------------------------------------------
Overview
---------------

The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The AAdvantage Funds and Mileage Funds (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1)American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.
--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:             2.45%
  (1/1/89 through 12/31/98)     (2nd Quarter 1989)
Lowest Quarterly Return:              0.80%
  (1/1/89 through 12/31/98)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/98
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Fund...........................................  4.82%     4.93%     5.64%

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.59
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.94%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
        1 YEAR ......................................................$96
        3 YEARS.....................................................$300
        5 YEARS.....................................................$520
        10 YEARS..................................................$1,155

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income that is generally exempt from Federal income tax
- require a short-term vehicle for cash when making long-term investment decisions
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                               [PERFORMANCE GRAPH]

Highest Quarterly Return:          1.00%
  (1/1/94 through 12/31/98)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.52%
  (1/1/94 through 12/31/98)  (1st Quarter 1994)

                                                          AVERAGE ANNUAL TOTAL RETURN
                                                       ----------------------------------
                                                                 AS OF 12/31/98
                                                       ----------------------------------
                                                                          SINCE INCEPTION
                                                       1 YEAR   5 YEARS     (11/10/93)
                                                       ------   -------   ---------------
Municipal Money Market Fund..........................  2.64%     2.92%         2.91%

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.72
                                                              ----
Total Annual Fund Operating Expenses........................  1.07%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.02(2)
NET EXPENSES................................................  1.05%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has contractually agreed to waive a portion of Distribution Fees through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 1.05%.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR .....................................................$107
        3 YEARS.....................................................$338
        5 YEARS.....................................................$588
        10 YEARS..................................................$1,304

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:          1.43%
  (1/1/93 through 12/31/98)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.74%
  (1/1/93 through 12/31/98)  (4th Quarter 1993)

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------
                                                             AS OF 12/31/98
                                                   ----------------------------------
                                                                      SINCE INCEPTION
                                                   1 YEAR   5 YEARS      (3/2/92)
                                                   ------   -------   ---------------
U.S. Government Money Market Fund................  4.62%     4.70%         4.31%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.66
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.01%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR .....................................................$103
        3 YEARS.....................................................$322
        5 YEARS.....................................................$558
        10 YEARS..................................................$1,236

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on September 1, 1987. Performance results through October 31, 1991 are for the Institutional Class of the predecessor fund, and results from November 1, 1991 through October 31, 1995 are for the predecessor fund's Mileage Class, and results from November 1, 1995 through Janu-

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

ary 28, 1996 are for the original class of this Fund. The Platinum Class of the Fund began offering its shares on January 29, 1996. Performance results shown from that date through December 31, 1998 are for the Platinum Class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:             2.45%
  (1/1/89 through 12/31/98)     (2nd Quarter 1989)
Lowest Quarterly Return:              0.74%
  (1/1/89 through 12/31/98)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/98
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Mileage Fund...................................  4.67%     4.73%     5.48%

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.77
                                                              ----
Total Annual Fund Operating Expenses........................  1.12%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.03(2)
NET EXPENSES................................................  1.09%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has contractually agreed to waive a portion of Distribution Fees through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 1.09%.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR .....................................................$111
        3 YEARS.....................................................$353
        5 YEARS.....................................................$614
        10 YEARS..................................................$1,360

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:
- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------
- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income that is generally exempt from Federal income tax
- require a short-term vehicle for cash when making long-term investment decisions
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. Platinum Class shares of the Fund were not offered prior to October 1, 1999. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on November 10, 1993. Performance results through October 31, 1995 are for the Mileage Class of the predecessor fund. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the original class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:                                           0.91%
  (1/1/94 through 12/31/98)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.46%
  (1/1/94 through 12/31/98)                                   (1st Quarter 1994)

--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/98
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS    (11/10/93)
                                                         ------    -------    ----------
Municipal Money Market Mileage Fund....................   3.06%     3.04%        3.01%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                               0.10%
Distribution (12b-1) Fees                                     0.25
Other Expenses                                                x.xx(2)
                                                              ----
Total Annual Fund Operating Expenses                          x.xx%
                                                              ====
Fee Waiver and/or Expense Reimbursement                       x.xx%(3)
NET EXPENSES                                                  X.XX%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)   Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to waive Distribution Fees through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed x.xx%.

--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

    Example
    -------------
    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
    1 YEAR ..................................................$XX
    3 YEARS.................................................$XXX


Investment Adviser
--------------------------------
AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. Platinum Class shares of the Fund were not offered prior to October 1, 1999. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on March 2, 1992. Performance results through October 31, 1993 are for the Institutional Class of the predecessor fund, and from November 1, 1993 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the original class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:                                           1.35%
  (1/1/93 through 12/31/98)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.70%
  (1/1/93 through 12/31/98)                                   (4th Quarter 1993,
                                                              1st Quarter 1994)

--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/98
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS     (3/2/92)
                                                         ------    -------    ----------
U.S. Government Money Market Mileage Fund                 5.04%     4.83%        4.40%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Mileage Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                               0.10%
Distribution (12b-1) Fees                                     0.25
Other Expenses                                                x.xx(2)
                                                              ----
Total Annual Fund Operating Expenses                          x.xx%
                                                              ====
Fee Waiver and/or Expense Reimbursement                       x.xx%(3)
NET EXPENSES                                                  X.XX%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)   Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to waive Distribution Fees through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed x.xx%.

--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR ..................................................$XX
    3 YEARS..................................................$XX

Investment Adviser
--------------------------------
AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

The Manager
---------------------

The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1998, the Manager had approximately $20.4 billion of assets under management, including approximately $7.2 billion under active management and $13.2 billion as named fiduciary or financial adviser. Of the total, approximately $14.5 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

Valuation of Shares
-------------------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

The NAV of Platinum Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, with the exception of Columbus Day and Veterans Day. The Funds are closed and no NAV is calculated on these days.

--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
Purchase and Redemption of Shares
----------------------------------------------------------

Eligibility
---------------

Platinum Class shares are offered on a continuous basis at net asset value through selected financial institutions (such as banks and broker-dealers). Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies
--------------------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                              PURCHASE BY
                           FUND                             (EASTERN TIME)*:
                           ----                             ----------------
Money Market                                                    4:00 p.m.
Municipal Money Market                                         11:45 a.m.
U.S. Government Money Market                                    4:00 p.m.
Money Market Mileage                                            4:00 p.m.
Municipal Money Market Mileage                                 11:45 a.m.
U.S. Government Money Market Mileage                            4:00 p.m.
* or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

--------------------------------------------------------------------------------

Prospectus                             29                  About Your Investment

Opening an Account
-------------------------------

A completed, signed application is required to open an account. Financial institutions may have different procedures for opening an account. Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 433-7300. You may request a Fund application form by calling (800) 388-3344.

Complete the application, sign it and:

                                    Mail to:
                    American AAdvantage Funds-Platinum Class
                                  P.O. 419643
                           Kansas City, MO 64141-6643

Redemption Policies
------------------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased or the Fund's transfer agent at (800) 388-3344. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

                                      SAME DAY WIRE REDEMPTION
                                           ORDER DEADLINE
FUND                                      (EASTERN TIME)*:
----                                  ------------------------
Money Market                                  2:00 p.m.
Municipal Money Market                       11:45 a.m.
U.S. Government Money Market                  2:00 p.m.
Money Market Mileage                          2:00 p.m.
Municipal Money Market Mileage               11:45 a.m.
U.S. Government Money Market Mileage          2:00 p.m.
    * or the close of the Exchange (whichever comes first)

In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend
--------------------------------------------------------------------------------

About Your Investment                  30                             Prospectus
and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES

To Make an Initial Purchase                          To Add to an Existing Account
------------------------------------------------------------------------------------------
By Check

- Make check payable to American AAdvantage   Include the shareholder's account number and
  Funds                                       Fund name and Fund number on the check. Mail
- Include the Fund name, Fund number and      check ($50 minimum) to:
  "Platinum Class" on the check.
- Mail check ($2,500 minimum) to:             American AAdvantage Funds
                                              P.O. Box 419643
American AAdvantage Funds                     Kansas City, MO 64141-6643
P.O. Box 419643
Kansas City, MO 64141-6643

By Wire

If your account has been established, you     Call (800) 388-3344 to purchase shares by
may call (800) 388-3344 to purchase shares    wire. Send a bank wire to State Street Bank
by wire. Send a bank wire to State Street     & Trust Co. with these instructions:
Bank & Trust Co. with these instructions:     - ABA# 0110-0002-8; AC-9905-342-3
- ABA# 0110-0002-8; AC-9905-342-3             - Attn: American AAdvantage Funds
- Attn: American AAdvantage Funds             - the Fund name and Fund number
- the Fund name and Fund number               - shareholder's account number and
- account number and registration             registration

By Exchange

Shares of an AAdvantage Fund or Mileage Fund  Shares of an AAdvantage Fund or Mileage Fund
may be purchased by exchange from another     may be redeemed in exchange for another
American AAdvantage Fund-Platinum Class or    American AAdvantage Fund-Platinum Class or
American AAdvantage Mileage Fund-Platinum     American AAdvantage Mileage Fund- Platinum
Class, as applicable, if the shareholder has  Class, as applicable if the shareholder has owned shares of the other AAdvantage Fund or  owned shares of the AAdvantage Fund or
Mileage Fund for at least 15 days. Send a     Mileage Fund for at least 15 days. Send a
written request to the address above or call  written request to the address above or call
(800) 388-3344 to exchange shares.            (800) 388-3344 to exchange shares.

--------------------------------------------------------------------------------

Prospectus                             31                  About Your Investment

HOW TO REDEEM SHARES

Method                                                  Additional Instructions
------------------------------------------------------------------------------------------
By Telephone
Call (800) 388-3344 to request a redemption.  Proceeds from redemptions placed by telephone will generally be transmitted by
                                              wire only, as instructed on the application
                                              form.
By Mail
Write a letter of instruction including       - Other supporting documents may be required
- the Fund name, Fund number and class        for estates, trusts, guardianships,
- shareholder account number                  custodians, corporations, IRAs and welfare,
- shares or dollar amount to be redeemed      pension and profit sharing plans. Call (800)
- authorized signature(s) of all persons        388-3344 for instructions.
  required to sign for the account            - Proceeds will only be mailed to the
                                              account address of record or transmitted by
                                                wire to a commercial bank account
                                                designated on the account application
                                                form.
Mail to:
American AAdvantage Funds
P.O. Box 419643
Kansas City, MO 64141-6643
By Check
Choose the check writing feature on the       - Minimum check amount is $100
account application.                          - A $2 service fee per check is charged for
                                                check copies
                                              - A $15 service fee will be charged when a
                                                check is presented for an amount greater
                                                than the value of the shareholder's
                                                account
                                              - A $12 fee will be charged for "stop
                                                payment" requests
By Pre-Authorized Automatic Redemption
Contact the financial institution through     Proceeds will be transferred automatically
which you purchased Fund shares.              from your Fund account to your bank account
                                              via ACH on or about the 15th day of each
                                              month ($100 minimum).
By Exchange
Shares of an AAdvantage Fund or Mileage Fund may be redeemed in exchange for another
American AAdvantage Fund-Platinum Class or American AAdvantage Mileage Fund-Platinum
Class, as applicable, if the shareholder has owned shares of the AAdvantage Fund or
Mileage Fund for at least 15 days. Send a written request to the address above or call
(800) 388-3344 to exchange shares.

--------------------------------------------------------------------------------

About Your Investment                  32                             Prospectus

General Policies
------------------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- limit the number of exchanges between Funds an investor may exercise, and
- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

--------------------------------------------------------------------------------

Prospectus                             33                  About Your Investment

Distribution and Taxes
-------------------------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains that are paid to shareholders monthly on the first business day after the month ends. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Usually, dividends (except those paid by the Municipal Money Market Fund and the Municipal Money Market Mileage Fund) and distributions of net realized gains are taxable events.

The Municipal Money Market Fund and the Municipal Money Market Mileage Fund designate most of their distributions as "exempt-interest dividends," which may be excluded from gross income. If the Funds earn taxable income from any of their investments, that income will be distributed as a taxable dividend. If the Funds invest in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax ("AMT"). Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Funds' exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AAdvantage(R) Miles
--------------------------------

The AAdvantage program offers the opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 433-7300.

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is

--------------------------------------------------------------------------------

About Your Investment                  34                             Prospectus
calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to governmental regulations.

--------------------------------------------------------------------------------

Prospectus                             35                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Distribution of Trust Shares
----------------------------------------------

The AAdvantage Funds and Mileage Funds have each adopted a Distribution Plan for the Platinum Class (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds' Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The Plans provide that each Platinum Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Master-Feeder Structure
--------------------------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [Master-Feeder Structure graph]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

--------------------------------------------------------------------------------

Additional Information                 36                             Prospectus

Year 2000
-----------------

The Funds could be affected adversely if the computer systems used by the Manager, the Funds' other service providers, or companies in which the Funds invest do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Funds' reliance on various service providers to perform essential functions, each of the Funds could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Funds' service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

In evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Manager takes into consideration. The Manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of a Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

Financial Highlights
---------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights are not available for the Platinum Class of the Municipal Money Market Mileage Fund or the U.S. Government Money Market Mileage Fund, because as of the date of this Prospectus, they had not commenced active operations. Except for the six-month period ended April 30, 1999, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report and Semi-Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

Prospectus                             37                 Additional Information

                                                           MONEY MARKET FUND
                                             ---------------------------------------------
                                                          PLATINUM CLASS
                                             -----------------------------------------
                               SIX MONTHS          YEAR ENDED                PERIOD
                                  ENDED            OCTOBER 31,                ENDED
                                APRIL 30,    -----------------------       OCTOBER 31,
   FOR A SHARE OUTSTANDING        1999         1998           1997           1996(A)
   THROUGHOUT THE PERIOD:      -----------   --------       --------       -----------
                               (UNAUDITED)
Net asset value, beginning of
 period......................   $   1.00     $   1.00       $   1.00        $   1.00
                                --------     --------       --------        --------
Net investment income........       0.02(B)      0.05(B)        0.05(B)         0.05(B)
Less dividends from net
 investment income...........      (0.02)       (0.05)         (0.05)          (0.05)
                                --------     --------       --------        --------
Net asset value, end of
 period......................   $   1.00     $   1.00       $   1.00        $   1.00
                                ========     ========       ========        ========
Total return (annualized)....       2.15%        4.89%          4.87%           4.85%(C)
                                ========     ========       ========        ========
Ratios and supplemental data:
 Net assets, end of period
   (in thousands)............   $884,485     $744,226       $494,413        $119,981
 Ratios to average net assets
   (annualized)
   Expenses..................       0.95%(B)     0.94%(B)       0.93%(B)        0.94%(B)
   Net investment income.....       4.24%(B)     4.78%(B)       4.80%(B)        4.63%(B)

                                            MONEY MARKET FUND
                               --------------------------------------------

                                           INSTITUTIONAL CLASS
                               --------------------------------------------
                                          YEAR ENDED OCTOBER 31,
                               --------------------------------------------
   FOR A SHARE OUTSTANDING        1996             1995
   THROUGHOUT THE PERIOD:      ----------       ----------          1994
                                                                 ----------
Net asset value, beginning of
 period......................  $     1.00       $     1.00       $     1.00
                               ----------       ----------       ----------
Net investment income........        0.05(B)          0.06             0.04
Less dividends from net
 investment income...........       (0.05)           (0.06)           (0.04)
                               ----------       ----------       ----------
Net asset value, end of
 period......................  $     1.00       $     1.00       $     1.00
                               ==========       ==========       ==========
Total return (annualized)....        5.57%            5.96%            3.85%
                               ==========       ==========       ==========
Ratios and supplemental data:
 Net assets, end of period
   (in thousands)............  $1,406,939       $1,206,041       $1,893,144
 Ratios to average net assets
   (annualized)
   Expenses..................        0.24%(B)         0.23%            0.21%
   Net investment income.....        5.41%(B)         5.79%            3.63%

(A) The Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

Additional Information                 38                             Prospectus

                                                                 MUNICIPAL MONEY MARKET FUND
                                                         -------------------------------------------
                                                                     PLATINUM CLASS
                                                         ---------------------------------------
                                       SIX MONTHS             YEAR ENDED               PERIOD
                                          ENDED               OCTOBER 31,               ENDED
                                        APRIL 30,        ---------------------       OCTOBER 31,
       FOR A SHARE OUTSTANDING            1999            1998          1997           1996(A)
       THROUGHOUT THE PERIOD:          -----------       -------       -------       -----------
                                       (UNAUDITED)
Net asset value, beginning of
 period..............................    $  1.00         $  1.00       $  1.00         $  1.00
                                         -------         -------       -------         -------
Net investment income................       0.01(B)         0.03(B)       0.03(B)         0.03(B)
Less dividends from net investment
 income..............................      (0.01)          (0.03)        (0.03)          (0.03)
                                         -------         -------       -------         -------
Net asset value, end of period.......    $  1.00         $  1.00       $  1.00         $  1.00
                                         =======         =======       =======         =======
Total return (annualized)............       1.08%           2.75%         2.79%           2.88%(C)
                                         =======         =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................    $82,842         $87,852       $63,883         $49,862
 Ratios to average net assets
   (annualized)(D)
   Expenses..........................       1.05%(B)        1.04%(B)      1.03%(B)        0.97%(B)
   Net investment income.............       2.14%(B)        2.69%(B)      2.75%(B)        2.72%(B)

                                            MUNICIPAL MONEY MARKET FUND
                                       --------------------------------------
                                                INSTITUTIONAL CLASS
                                       --------------------------------------
                                           YEAR ENDED
                                           OCTOBER 31,              PERIOD
                                       -------------------           ENDED
       FOR A SHARE OUTSTANDING          1996         1995         OCTOBER 31,
       THROUGHOUT THE PERIOD:          ------       ------          1994(A)
                                                                  -----------
Net asset value, beginning of
 period..............................  $ 1.00       $ 1.00          $ 1.00
                                       ------       ------          ------
Net investment income................    0.04(B)      0.04            0.02
Less dividends from net investment
 income..............................   (0.04)       (0.04)          (0.02)
                                       ------       ------          ------
Net asset value, end of period.......  $ 1.00       $ 1.00          $ 1.00
                                       ======       ======          ======
Total return (annualized)............    3.59%        3.75%           2.44%
                                       ======       ======          ======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................  $    6       $    7          $9,736
 Ratios to average net assets
   (annualized)(D)
   Expenses..........................    0.27%(B)     0.35%           0.30%
   Net investment income.............    3.49%(B)     3.70%           2.38%

(A) The Municipal Money Market Fund commenced active operations on November 10, 1993. The Municipal Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude management and administrative services fees waived by the Manager. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 2.67%, respectively, for the period ended October 31, 1996, 1.04% and 2.74%, respectively, for the year ended October 31, 1997 and 1.07% and 2.66%, respectively, for the year ended October 31, 1998. Had the Institutional Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.50% and 2.18%, respectively, for the period ended October 31, 1994, 0.55% and 3.50%, respectively, for the year ended October 31, 1995 and 0.33% and 3.43%, respectively, for the year ended October 31, 1996.

--------------------------------------------------------------------------------

Prospectus                             39                 Additional Information

                                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                                ---------------------------------------------------------------------------------
                                                            PLATINUM CLASS
                                                ---------------------------------------               INSTITUTIONAL CLASS
                              SIX MONTHS             YEAR ENDED               PERIOD          -----------------------------------
                                 ENDED               OCTOBER 31,               ENDED                YEAR ENDED OCTOBER 31,
  FOR A SHARE OUTSTANDING      APRIL 30,        ---------------------       OCTOBER 31,       -----------------------------------
   THROUGHOUT THE PERIOD:        1999            1998         1997(B)         1996(A)          1996          1995
                              -----------       -------       -------       -----------       -------       -------        1994
                              (UNAUDITED)                                                                                 -------
Net asset value, beginning
 of period..................    $  1.00         $  1.00       $  1.00         $  1.00         $  1.00       $  1.00       $  1.00
                                -------         -------       -------         -------         -------       -------       -------
Net investment income.......       0.02(C)         0.05(C)       0.05(C)         0.04(C)         0.05(C)       0.06          0.04
Less dividends from net
 investment income..........      (0.02)          (0.05)        (0.05)          (0.04)          (0.05)        (0.06)        (0.04)
                                -------         -------       -------         -------         -------       -------       -------
Net asset value, end of
 period.....................    $  1.00         $  1.00       $  1.00         $  1.00         $  1.00       $  1.00       $  1.00
                                =======         =======       =======         =======         =======       =======       =======
Total return (annualized)...       2.02%           4.71%         4.61%           4.58%(D)        5.29%         5.67%         3.70%
                                =======         =======       =======         =======         =======       =======       =======
Ratios and supplemental
 data:
 Net assets, end of period
   (in thousands)...........    $81,554         $78,412       $68,439         $52,153         $25,595       $47,184       $67,607
 Ratios to average net
   assets (annualized)(E)
   Expenses.................       1.00%(C)        1.01%(C)      0.99%(C)        1.00%(C)        0.32%(C)      0.32%         0.25%
   Net investment income....       3.99%(C)        4.62%(C)      4.53%(C)        4.35%(C)        5.16%(C)      5.49%         3.44%

(A) The U.S. Government Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(E) Operating results excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

--------------------------------------------------------------------------------

Additional Information                 40                             Prospectus

                                                                           MONEY MARKET MILEAGE FUND
                                                           ----------------------------------------------------------
                                                                        PLATINUM CLASS
                                                           ----------------------------------------         MILEAGE
                                             SIX MONTHS         YEAR ENDED                                   CLASS
                                                ENDED           OCTOBER 31,            PERIOD ENDED       -----------
                                              APRIL 30,    ---------------------       OCTOBER 31,        YEAR ENDED
          FOR A SHARE OUTSTANDING               1999        1998          1997           1996(A)          OCTOBER 31,
          THROUGHOUT THE PERIOD:             -----------   -------       -------       ------------          1996
                                             (UNAUDITED)                                                  -----------
Net asset value, beginning of period.......   $   1.00     $  1.00       $  1.00         $  1.00           $   1.00
                                              --------     -------       -------         -------           --------
Net investment income......................       0.02%(B)    0.05(B)       0.05(B)         0.03(B)            0.05(B)
Less dividends from net investment income..      (0.02)      (0.05)        (0.05)          (0.03)             (0.05)
                                              --------     -------       -------         -------           --------
Net asset value, end of period.............   $   1.00     $  1.00       $  1.00         $  1.00           $   1.00
                                              ========     =======       =======         =======           ========
Total return (annualized)..................       2.09%       4.74%         4.71%           4.78%              5.12%
                                              ========     =======       =======         =======           ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)..............................   $156,433     $73,875       $49,184         $15,429           $106,709
 Ratios to average net assets
   (annualized)(C)
   Expenses................................       1.08%(B)    1.09%(B)      1.09%(B)        1.09%(B)           0.67%(B)
   Net investment income...................       4.07%(B)    4.64%(B)      4.64%(B)        4.48%(B)           5.02%(B)

(A) The Money Market Mileage Fund-Platinum Class commenced active operations on January 29, 1996, and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Operating results exclude expenses reimbursed by the Manager. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.24% and 4.33%, respectively, for the period ended October 31, 1996, 1.14% and 4.59%, respectively, for the year ended October 31, 1997 and 1.12% and 4.61%, respectively, for the year ended October 31, 1998. Had the Mileage Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.78% and 4.91%, respectively, for the year ended October 31, 1996.

--------------------------------------------------------------------------------

Prospectus                             41                 Additional Information

ADDITIONAL INFORMATION

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that ~significantly affected the Fund's performance. The report of the Fund's independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:

                                [TELEPHONE LOGO]

                                  BY TELEPHONE:
                              Call (800) 388-3344

                                 [MAILBOX LOGO]

                                    BY MAIL:
                           American AAdvantage Funds
                            P.O. Box 619003, MD5645
                           DFW Airport, TX 75261-9003

                                [KEYBOARD LOGO]

                                   BY E-MAIL:
                      american_aadvantagefunds@amrcorp.com

                             [COMPUTER MOUSE LOGO]

                                ON THE INTERNET:
                      Visit our website at www.aafunds.com
                      Visit the SEC website at www.sec.gov

Copies of these documents may also be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009.

[AMERICAN AADVANTAGE FUNDS LOGO]       [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]
    SEC File Number 811-4984                   SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund, and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

                      STATEMENT OF ADDITIONAL INFORMATION

                         AMERICAN AADVANTAGE FUNDS(R)
                     AMERICAN AADVANTAGE MILEAGE FUNDS(R)

                            -- PLATINUM CLASS(SM) --

                                OCTOBER 1, 1999

      The American AAdvantage Money Market Fund(sm) (the "Money Market Fund"), the American AAdvantage Municipal Money Market Fund(sm) (the "Municipal Money Market Fund"), and the American AAdvantage U.S. Government Money Market Fund(sm), formerly known as the American AAdvantage U.S. Treasury Money Market Fund prior to March 1, 1997 (the "U.S. Government Money Market Fund"), are three separate investment portfolios of the American AAdvantage Funds (the "AAdvantage Trust"). The American AAdvantage Money Market Mileage Fund (the "Money Market Mileage Fund"), the American AAdvantage Municipal Money Market Mileage Fund (the "Municipal Money Market Mileage Fund"), and the American AAdvantage U.S. Government Money Market Mileage Fund (the "U.S. Government Money Market Mileage Fund") (collectively, the "Mileage Funds") are three separate investment portfolios of the American AAdvantage Mileage Funds (the "Mileage Trust") (individually, a "Fund" and, collectively, the "Funds"). The AAdvantage Trust and the Mileage Trust (collectively the "Trusts") are no load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Platinum Class of the Funds.

       Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund.

       This SAI should be read in conjunction with the Platinum Class prospectus dated October 1, 1999 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009.

       This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                               TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................2

Trustees and Officers of the Trusts and the AMR Trust....................................................................4

Control Persons and 5% Shareholders......................................................................................6

Management, Administrative Services and Distribution Fees................................................................6

Other Service Providers..................................................................................................7

Redemptions in Kind......................................................................................................7

Net Asset Value..........................................................................................................7

Tax Information..........................................................................................................8

Yield and Total Return Quotations........................................................................................9

Description of the Trusts...............................................................................................12

Other Information.......................................................................................................12

Financial Statements....................................................................................................19

                 NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Each Fund may:

         1. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         2. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         3. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust's Board of Trustees ("AMR Trust Board").

         4. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolios will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any
         Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

                            INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in a corresponding Portfolio of the AMR Trust:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the AAdvantage Trust's Board of Trustees ("AAdvantage Board") and the Mileage Trust's Board of Trustees ("Mileage Trust Board"), as applicable.

       In addition to the investment limitations noted in the Prospectus, the following seven restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of
(a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the AAdvantage Board and the Mileage Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and
       (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

          The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         All Portfolios may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. A Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.


             TRUSTEES AND OFFICERS OF THE TRUSTS AND THE AMR TRUST

       The AAdvantage Board, the Mileage Trust Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.






                                         POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                    -------------        ----------------------------------------
William F. Quinn* (51)                   Trustee and          President, AMR Investment Services, Inc. (1986-Present);
                                         President            Chairman, American Airlines Employees Federal Credit Union
                                                              (October 1989-Present); Trustee, American Performance Funds
                                                              (1990-1994); Director, Crescent Real Estate Equities, Inc.
                                                              (1994 - Present); Trustee, American AAdvantage Funds
                                                              (1987-Present); Trustee, American AAdvantage Mileage Funds
                                                              (1995-Present).

Alan D. Feld (61)                        Trustee              Partner, Akin, Gump, Strauss, Hauer & Feld, LLP
1700 Pacific Avenue                                           (1960-Present)#; Director, Clear Channel Communications
Suite 4100                                                    (1984-Present); Director, CenterPoint Properties, Inc.
Dallas, Texas  75201                                          (1994-Present); Trustee, American AAdvantage Funds (1996-
                                                              Present); Trustee, American AAdvantage Mileage Funds
                                                              (1996-Present).

Ben J. Fortson (66)                      Trustee              President and CEO, Fortson Oil Company (1958-Present);
301 Commerce Street                                           Director, Kimbell Art Foundation (1964-Present); Director,
Suite 3301                                                    Burnett Foundation (1987-Present); Honorary Trustee, Texas
Fort Worth, Texas  76102                                      Christian University (1986-Present); Trustee, American
                                                              AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                              Mileage Funds (1996-Present).

John S. Justin (82)                      Trustee              Chairman (1969-Present), Chief Executive Officer (1969-1999),
2821 West Seventh Street                                      Justin Industries, Inc. (a diversified holding company);
Fort Worth, Texas  76107                                      Executive Board Member, Blue Cross/Blue Shield of Texas
                                                              (1985-Present); Board Member, Zale Lipshy Hospital (June
                                                              1993-Present); Trustee, Texas Christian University
                                                              (1980-Present); Director and Executive Board Member, Moncrief
                                                              Radiation Center (1985-Present); Director, Texas New Mexico
                                                              Enterprises (1984-1993); Director, Texas New Mexico Power
                                                              Company (1979-1993); Trustee, American AAdvantage Funds
                                                              (1989-Present); Trustee, American AAdvantage Mileage Funds
                                                              (1995-Present).


                                         POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                    -------------        ----------------------------------------
Stephen D. O'Sullivan* (63)              Trustee              Consultant (1994-Present); Vice President and Controller,
                                                              American Airlines, Inc. (1985-1994); Trustee, American
                                                              AAdvantage Funds (1987-Present); Trustee, American AAdvantage
                                                              Mileage Funds (1995-Present).

Roger T. Staubach (57)                   Trustee              Chairman of the Board and Chief Executive Officer of The
6750 LBJ Freeway                                              Staubach Company (a commercial real estate company)
Dallas, TX 75240                                              (1982-Present); Director, Brinker International
                                                              (1993-Present); Director, International Home Foods, Inc.
                                                              (1997-Present); Trustee, Institute for Aerobics Research;
                                                              Member, Executive Council, Daytop/Dallas; Member, National
                                                              Board of Governors, United Way of America; former quarterback of the Dallas Cowboys professional football team; Trustee,
                                                              American AAdvantage Funds (1995-Present); Trustee, American
                                                              AAdvantage Mileage Funds (1995-Present).

Kneeland Youngblood (42)                 Trustee              Managing Partner, Pharos Capital Group, L.L.C. (a private
100 Crescent Court                                            equity firm) (1998-Present); Trustee, Teachers Retirement
Suite 1740                                                    System of Texas (1993-Present); Director, United States
Dallas, Texas  75201                                          Enrichment Corporation (1993-1998), Director, Just For the
                                                              Kids (1995-Present); Director, Starwood Financial Trust
                                                              (1998-Present); Member, Council on Foreign Relations
                                                              (1995-Present); Trustee, American AAdvantage Funds
                                                              (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                              (1996-Present).

Nancy A. Eckl (36)                       Vice President       Vice President, AMR Investment Services, Inc. (December
                                                              1990-Present).

Michael W. Fields (45)                   Vice President       Vice President, AMR Investment Services, Inc. (August
                                                              1988-Present).

Barry Y. Greenberg (35)                  Vice President       Vice President, Legal and Compliance, AMR Investment
                                         and Assistant        Services, Inc. (1995-Present); Branch Chief (1992-1995) and
                                         Secretary            Staff Attorney (1988-1992), Securities and Exchange
                                                              Commission.

Rebecca L. Harris (32)                   Treasurer            Vice President, Finance (1995-Present), Controller
                                                              (1991-1995), AMR Investment Services, Inc.

John B. Roberson (40)                    Vice President       Vice President, AMR Investments Services, Inc. (1991-Present).

Robert J. Zutz (46)                      Secretary            Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of each Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

    All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

    As compensation for their service to the Trusts and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts and the AMR Trust do not pay for these travel arrangements. However, the Trusts and the AMR Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. The Trusts compensate Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.


                                                                   Pension or                            Total
                                                                   Retirement                         Compensation
                              Aggregate          Aggregate          Benefits        Estimated             From
                             Compensation      Compensation        Accrued as         Annual           AAdvantage
                               From the          From the         Part of the        Benefits            Funds
                              AAdvantage          Mileage           Trusts'            Upon             Complex
Name of Trustee                 Trust              Trust           Expenses         Retirement         (30 Funds)
---------------              ------------      ------------       -----------       ----------        ------------
William F. Quinn               $     0           $     0              $0                $0              $     0
Alan D. Feld                   $ 8,901           $ 8,901              $0                $0              $35,605
Ben J. Fortson                 $ 8,760           $ 8,760              $0                $0              $35,038
John S. Justin                 $   404             $ 404              $0                $0              $ 1,618
Stephen D. O'Sullivan          $ 1,421           $ 1,421              $0                $0              $ 5,686
Roger T. Staubach              $ 4,356           $ 4,356              $0                $0              $17,423
Kneeland Youngblood            $19,891           $19,891              $0                $0              $79,563

                      CONTROL PERSONS AND 5% SHAREHOLDERS

    There are no persons deemed to control any of the Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of June 30, 1999.

    The following persons are record owners of 5% or more of the outstanding shares of the Platinum Class of the Funds as of June 30, 1999:

American AAdvantage Money Market Fund
Southwest Securities, Inc....................................................82%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Fund
Southwest Securities, Inc....................................................84%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage U.S. Government Money Market Fund
Southwest Securities, Inc....................................................83%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Money Market Mileage Fund
Southwest Securities, Inc....................................................19%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180


           MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

    The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

      o complying with reporting requirements;
      o corresponding with shareholders;
      o maintaining internal bookkeeping, accounting and auditing services and records; and
      o supervising the provision of services to the Trusts by third parties.

    Management fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $10,853,000, of which approximately $5,403,000 was paid by the Manager to other investment advisers; 1997, $13,730,443, of which approximately $7,061,014 was paid by the Manager to other investment advisers; and 1998, $17,230,000, of which approximately $8,675,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $44,000, $7,309, and $407,195 were waived by the Manager during the fiscal years ended October 31, 1996, 1997, and 1998 respectively. These amounts include payments by Portfolios in the AAdvantage Trust other than the Funds.

    Management fees for the Mileage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $10,853,000, of which approximately $5,403,000 was paid by the Manager to other investment advisers; 1997, $13,730,443, of which $7,061,014 was paid by the Manager to other investment advisers and 1998, $17,230,000 of which approximately $8,675,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $44,000, $7,309 and $407,195 were waived by the Manager during the fiscal years ended October 31, 1996, 1997 and 1998.

    In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $2,893,400; 1997, $4,538,345; and 1998, $7,476,000. These amounts include payments by Portfolios in the AAdvantage Trust other than the Funds. Administrative service fees for the Mileage Trust for the fiscal years ended October 31, 1996, 1997 and 1998 were approximately $95,944, $275,120 and
$548,000, respectively.

    The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Fund for distribution-related services, including costs of advertising and AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1996, 1997 and 1998 were approximately $188,590, $470,306 and $632,000, respectively.

    The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31, 1997 and 1998 were approximately $81,113 and $175,025.

    SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the AAdvantage and Mileage Trusts.


                             OTHER SERVICE PROVIDERS

    The transfer agent for the Trust is State Street Bank & Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, Dallas, Texas.


                               REDEMPTIONS IN KIND

    Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90 day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.

                                NET ASSET VALUE

    It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poors and "P-2" by Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.


                                 TAX INFORMATION

TAXATION OF THE FUNDS

    To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income;

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Code ("Distribution Requirement").

    Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

    Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

    Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

    Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in the Portfolio that holds those securities, the Municipal Money Market Funds would have to include in their income their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

TAXATION OF THE FUNDS' SHAREHOLDERS

    Distributions by the Municipal Money Market Funds of the amount by which the Funds' shares of their corresponding Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Code. The Municipal Money Market Funds intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Code.

    Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

    Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

    The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

    The Platinum Class of the AAdvantage Trust commenced operations on November 7, 1995, the Platinum Class of the Money Market Mileage Fund commenced operations on January 29, 1996, and the Platinum Class of the Municipal Money Market Mileage Fund and the U.S. Government Money Market Mileage Fund commenced operations on October 1, 1999. For purposes of advertising performance, and in accordance with Securities and Exchange Commission staff interpretations, the Funds in the AAdvantage Trust have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust for periods prior to the inception date. The Mileage Funds have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust (except the Municipal Money Market Mileage
Fund), the Mileage Class of the Funds in the AAdvantage Trust, and the Mileage Class of the Funds in the Mileage Trust for periods prior to the inception date. The performance results for the Platinum Class will be lower, because the figures for the other classes (except for the Mileage Funds) do not reflect the 12b-1 fees, Administrative Services Plan fees or other class expenses that will be borne by the Platinum Class.

    A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yields of the Funds may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                                                         (365/7)
             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)        ] - 1

       The current and effective yields for the Funds are as follows:


                                                     Current daily        Current yield for       Effective yield for
                                                      yield as of       the seven-day period     the seven-day period
                                                       April 30,           ended April 30,          ended April 30,
                                                          1999                  1999                     1999
                                                          ----                  ----                     ----
 Platinum Class
     Money Market Fund                                   4.05%                  4.04%                    4.12%
     Municipal Money Market Fund                         2.77%                  2.58%                    2.61%
     U.S. Government Money Market Fund                   3.89%                  3.83%                    3.90%
     Money Market Mileage Fund                           3.95%                  3.94%                    4.01%

    The Municipal Money Market Funds also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

     CURRENT YIELD/(1 - APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

   EFFECTIVE YIELD/(1 - APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

    Based on these formulas, the current and effective tax-equivalent yields for the Municipal Money Market Fund for the seven day period ending April 30, 1999 were 4.27% and 4.32%, respectively (based upon a 39.6% personal tax rate).

    The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                        (N)
                                P(1 + T)   = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

    Based on this formula, annualized total returns were as follows for the periods indicated:


                                                             For the          For the         For the     For the period from
                                                             one-year        five-year       ten-year       commencement of
                                                           period ended    period ended    period ended    operations through
                                                            April 30,        April 30,      April 30,          April 30,
                                                             1999(1)          1999(1)         1999(1)           1999(1)
                                                             -------          -------         -------     --------------------
Platinum Class
   Money Market Fund                                          4.62%            4.99%           5.47%             5.82%
   Municipal Money Market Fund                                2.43%            2.92%          N/A(2)             2.85%
   U. S. Government Money Mkt. Fund (3)                       4.37%            4.76%          N/A(2)             4.30%
   Money Market Mileage Fund                                  4.47%            4.80%           5.31%             5.68%
   Municipal Money Market Mileage Fund                        2.84%            3.08%          N/A(2)             2.98%
   U.S. Government Money Market Mileage                       4.77%            4.93%          N/A(2)             4.40%
Fund


(1) Performance of the Funds of the AAdvantage Trust represents total returns achieved by the Institutional Class from the inception date of each Fund up to the inception date of the Platinum Class on 11/7/95. Performance of the Money Market Mileage Fund represents total returns of the Money Market Fund-Institutional Class (9/1/87-10/31/91); the Money Market Fund-Mileage Class (11/1/91-10/31/95); the Money Market Mileage Fund-Mileage Class (11/1/95-1/28/96) and the Money Market Mileage Fund-Platinum Class since its 1/29/96 inception. Performance of the Municipal Money Market Mileage Fund represents total returns of the Municipal Money Market Fund-Mileage Class (11/10/93-10/31/95) and the Municipal Money Market Mileage Fund-Mileage Class (11/1/95-4/30/99). Performance of the U.S. Government Money Market Mileage Fund represents total returns of the U.S. Government Money Market Fund-Institutional Class (3/2/92-10/31/93); the U.S. Government Money Market Fund-Mileage Class (11/1/93-10/31/95) and the U.S. Government Money Market Mileage Fund-Mileage Class (11/1/95-4/30/99). Total returns have not been adjusted for any difference between the fees and expenses of each Fund and the historical fees and expenses of the predecessor Funds. Inception dates are: Money Market Fund-Institutional Class, 9/1/87; Municipal Money Market Fund-Institutional Class, 11/10/93; U.S. Government Money Market Fund-Institutional Class, 3/1/92.

(2) The Fund was not operational during this period.

(3) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

    Each Fund also may use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

       In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

    Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

    From time to time, the Manager may use contests as a means of promoting the AAdvantage Trust and the Mileage Trust. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading Amer AAdvant.


                            DESCRIPTION OF THE TRUSTS

    The AAdvantage Trust, organized on January 16, 1987 and the Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers.

                                OTHER INFORMATION

    Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

    Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

    Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

    Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

    Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

    Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

    Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

    Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

    Securities loans will be made in accordance with the following conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

    While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

    The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

    Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

    Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

    Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

    (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

    (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

    (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

    (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

    Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

    Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

    Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

    The two highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

    The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

    Duff & Phelps' two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

    Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

    Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

    Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

    Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

    Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

    Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

    Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

    The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

    Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

    Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the AMR Trust Board presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

    In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

    Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

    Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

    Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

    Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

    The AMR Trust Board and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

    Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

    Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

    U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

    U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

    Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

    U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

    Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

    Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

    (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

    Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

                              FINANCIAL STATEMENTS

    The American AAdvantage Money Market Funds' and the American AAdvantage Mileage Funds' Semi-Annual Reports to Shareholders for the period ended April 30, 1999 and the Annual Reports to Shareholders for the fiscal year ended October 31, 1998, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                       AMERICAN AADVANTAGE MILEAGE FUNDS

                           PART C. OTHER INFORMATION


Item 23.          Exhibits

         (a)               Amended and Restated Declaration of Trust - (ii)

         (b)               Amended Bylaws - (ii)

         (c)               Voting trust agreement  -- none

         (d)(i)(A)         Management Agreement between American AAdvantage
                           Mileage Funds and AMR Investment Services, Inc.
                           dated October 1, 1995 - (ii)

             (i)(B)        Supplement to Management Agreement dated December
                           17, 1996 - (i)

             (ii)(A)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Independence Investment
                           Associates, Inc. dated November 1, 1995 - (ii)

             (ii)(B)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Morgan Stanley Asset Management
                           Inc. dated November 1, 1995 - (ii)

             (ii)(C)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Templeton Investment Counsel,
                           Inc. dated November 1, 1995 - (ii)

             (ii)(D)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Barrow, Hanley, Mewhinney &
                           Strause, Inc. dated November 1, 1995 - (ii)

             (ii)(E)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and GSB Investment Management, Inc.
                           dated November 1, 1995 - (ii)

             (ii)(F)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Brandywine Asset Management, Inc.
                           dated January 16, 1998 - (iii)

             (ii)(G)       Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                           Management, L.P. dated November 12, 1996 - (i)

             (ii)(H)       Form of Investment Advisory Agreement between AMR
                           Investment Services, Inc. and Lazard Asset
                           Management - (iv)

             (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine
                           Asset Management, Inc. - (v)

             (ii)(J) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management
                           Group of Merrill Lynch Asset Management, L.P. - (v)

             (ii)(K)       Form of Amendment to Schedule A of Advisory
                           Agreement between AMR Investment Services, Inc. and
                           Independence Investment Associates, Inc. - (iv)

         (e)               Distribution Agreement among the American AAdvantage
                           Mileage Funds, the American AAdvantage Funds and
                           Brokers Transaction Services, Inc. dated September
                           1, 1995 - (ii)

         (f)               Bonus, profit sharing or pension plans  -- none

         (g)               Custodian Agreement between the American AAdvantage
                           Mileage Funds and State Street Bank and Trust
                           Company dated December 1, 1997 - (iii)

         (h)(i)            Transfer Agency and Service Agreement between the
                           American AAdvantage Mileage Funds-and State Street
                           Bank and Trust Company dated January 1, 1998 - (iii)

            (ii)           Securities Lending Authorization Agreement between
                           American AAdvantage Mileage Funds and State Street
                           Bank and Trust Company dated January 2, 1998 - (iii)

         (i)               Opinion and consent of counsel - filed herewith

         (j)               Consent of Independent Auditors - filed herewith

         (k) Financial statements omitted from prospectus -- (not applicable)

         (l)               Letter of investment intent - (ii)

         (m)(i)            Plan pursuant to Rule 12b-1 for the Mileage Class -
                           (ii)

            (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class -
                           (ii)

            (iii)          Administrative Services Plan for the Platinum Class
                           - (ii)

         (n)               Financial Data Schedules - (not applicable)

         (o)               Plan Pursuant to Rule 18f-3 - (ii)

         Other:            Powers of Attorney for Trustees - (i)

-----------------------
(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 8 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 1999.

(v)      To be filed by subsequent amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

                  None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Mileage Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                (i) every person who is, or has been, a Trustee or officer of the Mileage Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)    No indemnification shall be provided hereunder to a Covered
Person:

                (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Mileage Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Mileage Trust; or

                (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Mileage Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Mileage Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Mileage Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                (i) such Covered Person shall have provided appropriate security for such undertaking;

                (ii) the Mileage Trust is insured against losses arising out of any such advance payments; or

                (iii) either a majority of the Trustees who are neither interested persons of the Mileage Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Mileage Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Mileage Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.        I.   Business and Other Connections of Investment Manager

         AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

                II.  Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Mileage Trust.

         Barrow, Hanley, Mewhinney & Strauss, 3232 McKinney Avenue, Dallas, Texas 75204.

         Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

         GSB Investment Management, Inc., 301 Commerce Street, Suite 1501, Fort Worth, Texas 76102.

         Hotchkis & Wiley, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017.

         Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

         Lazard Asset Management, 30 Rockefellar Plaza, New York, New York
10112.

         Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, 21st Floor, New York, New York 10020.

         Templeton Investment Counsel, Inc. 500 East Broward Blvd., Ft. Lauderdale, Florida 33394.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.        Principal Underwriter

                (a) SWS Financial Services, 7001 Preston Road, Dallas, TX 75205, is the principal underwriter for the Mileage Trust and the American AAdvantage Funds.

                (b) The directors and officers of the Mileage Trust's principal underwriter are:


                         Positions & Offices          Position
Name                      with Underwriter            with Registrant
----                     -------------------          ---------------
Sue H. Peden             Chief Executive Officer      None

Raymond E. Wooldridge    Chairman                     None

Dianna Boswell           President                    None

Diana Burrell            Vice President               None

Diane Scott              Assistant Vice President     None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows: 31a-1(b)(1) - Journals - in the physical possession of the Trust's custodian; 31-1(b)(2)(I),
(ii) & (iii) - in the physical possession of the Trust's custodian; 31a-1()(2)(iv) - in the physical possession of the Trust's transfer agent; 31a-1(b)(4) - in the physical possession of the Trust's Manager; 31a-1(b)(5) - in the physical possession of the Trust's investment advisers; 31a-1(b)(6) - in the physical possession of the Trust's Manager, investment advisers and custodian; 31a-1(b)(7) - in the physical possession of the Trust's custodian; 31a-1(b)(8) - in the physical possession of the Trust's custodian; 31a-1(b)(9)
- in the physical possession of the Trust's investment advisers; 31a-1(b)(10) - in the physical possession of the Trust's Manager; 31a-1(b)(11) - in the physical possession of the Trust's Manager; 31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian.

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under
Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on August 2, 1999.

                                       AMERICAN AADVANTAGE MILEAGE FUNDS

                                       By: /s/ William F. Quinn
                                           ------------------------------------
                                               William F. Quinn
                                               President
Attest:

/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                     Title                         Date
---------                                     -----                         ----

/s/ William F. Quinn                        President and               August 2, 1999
--------------------------------            Trustee
William F. Quinn

Alan D. Feld*                               Trustee                     August 2, 1999
--------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                     August 2, 1999
--------------------------------
Ben J. Fortson

John S. Justin*                             Trustee                     August 2, 1999
--------------------------------
John S. Justin

Stephen D. O'Sullivan*                      Trustee                     August 2, 1999
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                          Trustee                     August 2, 1999
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood*                    Trustee                     August 2, 1999
--------------------------------
Dr. Kneeland Youngblood

*By      /s/ William F. Quinn
         ------------------------------------
         William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on August 2, 1999.

                                       AMR INVESTMENT SERVICES TRUST

                                       By: /s/ William F. Quinn
                                           ----------------------------------
                                               William F. Quinn
                                               President
Attest:

/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement for the American AAdvantage Mileage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                     Title                         Date
---------                                     -----                         ----

/s/ William F. Quinn                        President and               August 2, 1999
--------------------------------            Trustee
William F. Quinn

Alan D. Feld*                               Trustee                     August 2, 1999
--------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                     August 2, 1999
--------------------------------
Ben J. Fortson

John S. Justin*                             Trustee                     August 2, 1999
--------------------------------
John S. Justin

Stephen D. O'Sullivan*                      Trustee                     August 2, 1999
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                          Trustee                     August 2, 1999
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood*                    Trustee                     August 2, 1999
--------------------------------
Dr. Kneeland Youngblood

*By      /s/ William F. Quinn
         ------------------------------------
         William F. Quinn, Attorney-In-Fact

                               INDEX TO EXHIBITS

       Exhibit
       Number                          Description
       --------                        -----------
         (a)               Amended and Restated Declaration of Trust - (ii)

         (b)               Amended Bylaws - (ii)

         (c)               Voting trust agreement  -- none

         (d)(i)(A)         Management Agreement between American AAdvantage
                           Mileage Funds and AMR Investment Services, Inc.
                           dated October 1, 1995 - (ii)

            (i)(B)         Supplement to Management Agreement dated December
                           17, 1996 - (i)

            (ii)(A)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Independence Investment
                           Associates, Inc. dated November 1, 1995 - (ii)

            (ii)(B)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Morgan Stanley Asset Management
                           Inc. dated November 1, 1995 - (ii)

            (ii)(C)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Templeton Investment Counsel,
                           Inc. dated November 1, 1995 - (ii)

            (ii)(D)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Barrow, Hanley, Mewhinney &
                           Strause, Inc. dated November 1, 1995 - (ii)

            (ii)(E)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and GSB Investment Management, Inc.
                           dated November 1, 1995 - (ii)

            (ii)(F)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Brandywine Asset Management, Inc.
                           dated January 16, 1998 - (iii)

            (ii)(G)        Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                           Management, L.P. dated November 12, 1996 - (i)

            (ii)(H)        Form of Investment Advisory Agreement between AMR
                           Investment Services, Inc. and Lazard Asset
                           Management - (iv)

            (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine
                           Asset Management, Inc. - (v)

            (ii)(J) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management
                           Group of Merrill Lynch Asset Management, L.P. - (v)

            (ii)(K)        Form of Amendment to Schedule A of Advisory
                           Agreement between AMR Investment Services, Inc. and
                           Independence Investment Associates, Inc. - (iv)

         (e)               Distribution Agreement among the American AAdvantage
                           Mileage Funds, the American AAdvantage Funds and
                           Brokers Transaction Services, Inc. dated September
                           1, 1995 - (ii)

         (f)               Bonus, profit sharing or pension plans  -- none

         (g)               Custodian Agreement between the American AAdvantage
                           Mileage Funds and State Street Bank and Trust
                           Company dated December 1, 1997 - (iii)

         (h)(i)            Transfer Agency and Service Agreement between the
                           American AAdvantage Mileage Funds-and State Street
                           Bank and Trust Company dated January 1, 1998 - (iii)

            (ii)           Securities Lending Authorization Agreement between
                           American AAdvantage Mileage Funds and State Street
                           Bank and Trust Company dated January 2, 1998 - (iii)

         (i)               Opinion and consent of counsel - filed herewith

         (j)               Consent of Independent Auditors - filed herewith

         (k) Financial statements omitted from prospectus -- (not applicable)

         (l)               Letter of investment intent - (ii)

         (m)(i)            Plan pursuant to Rule 12b-1 for the Mileage Class -
                           (ii)

            (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class -
                           (ii)

            (iii)          Administrative Services Plan for the Platinum Class
                           - (ii)

         (n)               Financial Data Schedules - (not applicable)

         (o)               Plan Pursuant to Rule 18f-3 - (ii)

         Other:            Powers of Attorney for Trustees - (i)

-----------------------
(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 8 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 1999.

(v)      To be filed by subsequent amendment.